FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants	$ (7,576)	$ (5,092)	$ (4,728)
Distributor Debt
Warrants	0	(114)	(114)
Short-Term Loans
Warrants	(138)	(83)
Long-Term Loans
Warrants	(3,512)	(893)
Senior Secured Debt
Warrants	(3,926)	(4,002)	(4,614)
Auctus Loan
Warrants	0	0
Level 1
Warrants	0	0	0
Level 1 | Distributor Debt
Warrants	0	0	0
Level 1 | Short-Term Loans
Warrants	0	0
Level 1 | Long-Term Loans
Warrants	0	0
Level 1 | Senior Secured Debt
Warrants	0	0	0
Level 1 | Auctus Loan
Warrants	0	0
Level 2
Warrants	0	0	0
Level 2 | Distributor Debt
Warrants	0	0	0
Level 2 | Short-Term Loans
Warrants	0	0
Level 2 | Long-Term Loans
Warrants	0	0
Level 2 | Senior Secured Debt
Warrants	0	0	0
Level 2 | Auctus Loan
Warrants	0	0
Level 3
Warrants	(7,576)	(5,092)	(4,728)
Level 3 | Distributor Debt
Warrants	0	(114)	(114)
Level 3 | Short-Term Loans
Warrants	(138)	(83)
Level 3 | Long-Term Loans
Warrants	(3,512)	(893)
Level 3 | Senior Secured Debt
Warrants	(3,926)	(4,002)	$ (4,614)
Level 3 | Auctus Loan
Warrants	$ 0	$ 0